Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policie [Abstract]
Deferred income taxes
We follow the liability method of accounting for income taxes. Under the liability method, deferred income taxes are recognized for the difference between financial statement carrying values and the respective income tax basis of assets and liabilities (temporary differences). Deferred income tax assets and liabilities are measured using substantively enacted income tax rates and laws expected to apply in the years in which temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is charged or credited to income, except when it is related to items charged or credited to either other comprehensive income or directly to equity.

Financial assets
Financial assets are comprised of cash and cash equivalents, contract receivable, other receivables and short-term investments. Financial assets are initially recorded at fair market value and are classified as follows:

Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and interest bearing deposits with our bank and have been designated as held for trading.

Contract receivable and other receivables
Contract receivable and other receivables have been classified as loans and receivables.

Short-term investments
We determine the appropriate classification of our short-term investments at the time of purchase and re-evaluate such classification as of each reporting date. We classify our short-term investments as held-to-maturity as we have the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at original cost, adjusted for amortization of premiums and accretion of discounts to maturity computed under the effective interest rate method. Such amortization and interest on securities classified as held-to-maturity are included in interest income.

Impairment of financial assets
We assess at each reporting date whether there is any objective evidence that a financial asset or a group of financial assets is impaired. A financial asset or a group of financial assets is deemed to be impaired if, and only if, there is objective evidence of impairment as a result of one or more events that has occurred after the initial recognition of the asset (an incurred loss event) and that loss event has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated.

Financial liabilities
Trade accounts payable
Trade accounts payable are non interest-bearing and recorded at fair market value. They are classified as other financial liabilities and are subsequently measured at amortized cost using the effective interest rate method.

Fair value measurement
Fair value is the price that would be received to sell an asset, or paid to transfer a liability in an orderly transaction between market participants, at the measurement date. In determining the fair value measurement of our financial instruments we prioritize the related inputs used in measuring fair value into the following hierarchy:
Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2 - Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;
Level 3 - Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

Transaction costs
Transaction costs are expensed as incurred for financial instruments designated as held for trading. Transaction costs for other financial instruments are recognized as part of the financial instrument's carrying value.

Foreign currency translation
The financial statements for each of our subsidiaries are prepared using their functional currency. Our presentation currency is the Canadian dollar which is also Oncolytics Biotech Inc.'s functional currency. Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. Exchange differences resulting from the settlement of such transactions and from the translation at exchange rates ruling at the statement of financial position date of monetary assets and liabilities denominated in currencies other than the functional currency are recognized directly in the consolidated statement of loss and comprehensive loss.

Exceptions to this are where the monetary items form part of the net investment in a foreign operation and the foreign operation's functional currency is the local currency. These exchange differences are initially recognized in equity. The statement of financial position of foreign operations is translated into Canadian dollars using the exchange rate at the statement of financial position date and the income statements are translated into Canadian dollars using the average exchange rate for the period. Where this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, the exchange rate on the transaction date is used. Exchange differences on translation into Canadian dollars are recognized as a separate component of equity. On disposal of a foreign operation, any cumulative exchange differences held in equity are transferred to the consolidated statement of loss and comprehensive loss.

Investment tax credits
Investment tax credits ("ITCs") relating to qualifying scientific research and experimental development expenditures that are refundable are accounted for as a reduction in research and development expenditures. ITCs that are non-refundable, but are recoverable against future taxes payable, are accrued only when there is reasonable assurance that the credits will be realized.
ITCs are subject to technical and financial review by the Canadian tax authorities on a project-by-project basis. Therefore, amounts ultimately received may vary significantly from the amounts recorded. Any such differences are recorded as an adjustment to the recognized amount in the year the review by the Canadian tax authority is completed and the results are made known to us.

Loss per common share
Basic loss per common share is determined using the weighted average number of common shares outstanding during the period.
We use the treasury stock method to calculate diluted loss per common share. Under this method, diluted loss per common share is computed in a manner consistent with basic loss per common share except that the weighted average common shares outstanding are increased to include additional common shares from the assumed exercise of options and warrants, if dilutive. The number of additional common shares is calculated by assuming that any outstanding “in the money” options, restricted share units, performance share units and warrants were exercised at the later of the beginning of the period or the date of issue and that the proceeds from such exercises were used to acquire shares of common stock at the average market price during the reporting period.

Property and equipment
Property and equipment are recorded at cost. Depreciation is provided on bases and at rates designed to amortize the cost of the assets over their estimated useful lives. Depreciation is recorded using the declining balance method at the following annual rates:

Office equipment and furniture	20%
Medical equipment	20%
Computer equipment	30%
Leasehold improvements	Straight-line over the term of the lease

Research and development costs
Research costs are expensed as incurred, net of recoveries. We record accruals for the estimated costs of our clinical trial activities performed by third parties. The financial terms of these agreements are subject to negotiation, vary from contract to contract and may result in uneven payment flows to our vendors. Payments under the contracts depend on factors such as the achievement of certain events, successful enrollment of patients, and completion of certain clinical trial activities. We generally accrue costs associated with the treatment phase of clinical trials based on the total estimated cost of the treatment phase on a per patient basis and we expense the per patient cost ratably over the estimated patient treatment period based on patient enrollment in the trials. Advance payments for goods or services that will be used or rendered for future research and development activities are capitalized as prepaid expenses and recognized as expense as the related goods are delivered or the related services are performed. We base our estimates on the best information available at the time. However, additional information may become available to us which may allow us to make a more accurate estimate in future periods. In this event, we may be required to record adjustments to research and development expenses in future periods when the actual level of activity becomes more certain. Such increases or decreases in cost are generally considered to be changes in estimates and will be reflected in research and development expenses in the period identified.
Development costs that meet specific criteria related to technical, market and financial feasibility will be capitalized. To date, all development costs have been expensed.

Revenue recognition
Revenue relates to a long-term contract associated with a regional licensing agreement (the "Agreement") with Adlai Nortye Biopharma Co., Ltd. ("Adlai"). The pricing for the contract was based on the specific negotiations with Adlai and includes non-refundable upfront license fees, development and regulatory milestone payments, royalties and sales-based milestone payments.
We account for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.
Under the Agreement, we have granted a regional license to our intellectual property. The granting of this license is accounted for as one performance obligation. We have determined that we provide Adlai with a right to access our intellectual property, and therefore recognize revenue related to the upfront license fee over time. Revenue is recognized based on the extent of progress towards completion of the performance obligation using the input method. Under the input method, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. We use this method because Adlai receives and consumes the benefit of our intellectual property as we undertake activities that impact the intellectual property. Management must use judgment in making assumptions and estimates regarding total estimated costs, the complexity of the work to be performed, and the length of time to complete the performance obligation, among other variables.
The contract also provides for development and regulatory milestone payments, royalties and sales-based milestone payments. These amounts are contingent on the occurrence of a future event and therefore give rise to variable consideration. We estimate variable consideration at the most likely amount to which we expect to be entitled. We include estimated amounts in the transaction price when it becomes highly probable that the amount will not be subject to significant reversal when the uncertainty associated with the variable consideration is resolved. Our estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of our anticipated performance and all information (historical, current and forecasted) that is reasonably available to us. Based on this information and related analysis, any quarterly adjustments to revenue are recognized as necessary in the period they become known.
The upfront license fee is not considered a significant financing component because it is used to meet working capital demands that can be higher in the early stages of a contract and to protect us from the other party failing to adequately complete some or all of its obligations under the contract.
Revenue from sales-based royalties and the achievement of annual sales volumes will be recognized when the subsequent sale occurs, as the license of the intellectual property is the predominant item to which the royalty relates. We consider payments associated with the achievement of annual sales volumes to be, in substance, royalty payments and we will recognize such sales-based payments upon achievement of such sales volumes, provided that collection is reasonably assured.
Contract receivable - Contract receivable includes amounts billed and currently due from customers. When appropriate, we provide for an allowance for doubtful accounts by reserving for specifically identified doubtful accounts. We perform a review of our customer’s credit risk and payment histories, including payments made subsequent to year-end.
Contract liability - Our contract liability includes upfront license fees and billings in excess of revenue recognized. Contract liabilities are recognized as revenue as or when we perform under the contract. We classify our contract liability as current or noncurrent based on the timing of when we expect to recognize revenue.

Share based payments
Stock option plan
We have one stock option plan (the “Option Plan”) available to officers, directors, employees, consultants and suppliers with grants under the Option Plan approved from time to time by our Board of Directors (the “Board”). Under the Option Plan, the exercise price of each option is set at equal to or higher than the trading price of our stock on the date of grant in accordance with Toronto Stock Exchange guidelines. Vesting is provided for at the discretion of the Board and the expiration of options is to be no greater than 10 years from the date of grant. Exercised stock options are settled with common shares issued from treasury.

We use the fair value based method of accounting for stock option awards granted under the Option Plan. We recognize compensation expense and a corresponding adjustment to contributed surplus equal to the fair value of the stock options granted using the Black Scholes Option Pricing Model. The fair value of stock options with a graded vesting schedule is determined based on different expected lives for the options that vest each year, as it would be if the award were viewed as several separate awards, each with a different vesting date, and it is accounted for over the respective vesting period taking into consideration forfeiture estimates. Compensation expense is adjusted for subsequent changes in management’s estimate of the number of options that are expected to vest.

Share based payments to non-employees are measured at the date we obtain the goods or the date the counterparty renders the service.
Incentive share award plan
Our incentive share award plan (the "Share Plan") is available to directors, officers and employees. Under our Share Plan, performance share units and restricted share units may be approved from time to time by the Board. Performance share units ("PSUs") are an award to certain officers and employees to which common shares shall be issued based upon achieving the applicable performance criteria. Restricted share units ("RSUs") are an award to certain officers and employees and to non-employee directors to which common shares shall be issued in accordance with the Share Plan.

We recognize compensation expense and a corresponding adjustment to contributed surplus equal to the market value of our common shares at the date of grant based on the number of PSUs/RSUs expected to vest, recognized over the term of the vesting period. Compensation expense is adjusted for subsequent changes in management’s estimate of the number of PSUs/RSUs that are expected to vest. The effect of these changes is recognized in the period of the change.

Adoption of new accounting standards
IFRS 15 - Revenue from Contracts with Customers
In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers. The new standard will replace IAS 18 Revenue and IAS 11 Construction Contracts. IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognised, and also contains new requirements related to presentation. The core principle in that framework is that revenue should be recognised dependent on the transfer of promised goods or services to the customer for an amount that reflects the consideration which should be received in exchange for those goods or services. The objective of the standard is to provide a five-step approach to revenue recognition that includes identifying contracts with customers, identifying performance obligations, determining transaction prices, allocating transaction prices to performance obligations, and recognising revenue when or as performance obligations are satisfied. Judgment will need to be applied, including making estimates and assumptions, for multiple-element contracts in identifying performance obligations, in constraining estimates of variable consideration and in allocating the transaction price to each performance obligation. This new standard is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. We early adopted this standard effective for our year ended December 31, 2017 using the full retrospective method. There were no adjustments to our consolidated financial statements resulting from this early adoption.

Accounting standards and interpretations issued but not yet effective
IFRS 9 - Financial Instruments
In July 2014, on completion of the impairment phase of the project to reform accounting for financial instruments and replace IAS 39 Financial Instruments: Recognition and Measurement, the IASB issued the final version of IFRS 9 Financial Instruments. IFRS 9 includes guidance on the classification and measurement of financial assets and financial liabilities and impairment of financial assets (i.e. recognition of credit losses).

Under the classification and measurement requirements for financial assets, financial assets must be classified and measured at either amortized cost or at fair value through profit or loss or through other comprehensive income, depending on the basis of the entity’s business model for managing the financial asset and the contractual cash flow characteristics of the financial asset.

The classification requirements for financial liabilities are unchanged from IAS 39. IFRS 9 requirements address the problem of volatility in net earnings arising from an issuer choosing to measure certain liabilities at fair value and require that the portion of the change in fair value due to changes in the entity’s own credit risk be presented in other comprehensive income, rather than within net earnings.

The new requirements for impairment of financial assets introduce an expected loss impairment model that requires more timely recognition of expected credit losses. IAS 39 impairment requirements are based on an incurred loss model where credit losses are not recognized until there is evidence of a trigger event. IFRS 9 is effective for annual periods beginning on or after January 1, 2018 with early adoption permitted. We are assessing the impact of adopting this standard on our consolidated financial statements.

IFRS 16 - Leases
In January 2016, the IASB issued IFRS 16 - Leases (“IFRS 16”), which replaces IAS 17 - Leases (“IAS 17”) and related interpretations. IFRS 16 provides a single lessee accounting model, requiring the recognition of assets and liabilities for all leases, unless the lease term is 12-months or less or the underlying asset has a low value. IFRS 16 substantially carries forward the lessor accounting in IAS 17 with the distinction between operating leases and finance leases being retained. IFRS 16 will be applied retrospectively for annual periods beginning on or after January 1, 2019. Early adoption is permitted under certain circumstances. We are assessing the potential impact of adopting this standard on our consolidated financial statements.